Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of the activity in the 2019 Plan
A summary of the activity in the 2019 Plan for the three months ended March 31, 2024 is as follows (in thousands except share and per share amounts):

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as of January 1, 2024	1,875,932	$1.66	8.2	$2,276
Granted	—	—
Exercised	(2,874)	1.54		$4
Forfeited and expired	(19,558)	1.36

Balance as of March 31, 2024	1,853,500	$1.66	7.9	$2,242

Options vested and exercisable as of March 31, 2024	1,068,487	$1.34	7.3	$1,634
Options vested and expected to vest as of March 31, 2024	1,853,500	$1.66	7.9	$2,242

A summary of the activity in the 2019 Plan for the year ended December 31, 2023 is as follows (in thousands except share and per share amounts):

	Number of Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance as of January 1, 2023	1,556,819	$1.32	8.7	$420
Granted	441,615	2.74
Exercised	(108,475)	1.27		$172
Forfeited and expired	(14,027)	1.53

Balance as of December 31, 2023	1,875,932	$1.66	8.2	$2,276

Options vested and exercisable as of December 31, 2023	972,054	$1.30	7.6	$1,525
Options vested and expected to vest as of December 31, 2023	1,875,932	$1.66	8.2	$2,276

Summary of Fair Values of the Options Granted
The fair values of the options granted in the three months ended March 31, 2023 were estimated based on the BSM option pricing model, using the following assumptions:

Three Months Ended
March 31, 2023
Fair value per share of underlying common stock	$1.34
Expected term (in years)	5.93
Expected volatility	111.05% -111.21%
Risk-free interest rate	3.65%
Expected dividend yield	0%

The fair values of the options granted were estimated based on the BSM option pricing model, using the following assumptions:

	Year Ended December 31,
	2023	2022
Fair value per share of underlying common stock	$2.16	$1.57
Expected term (in years)	6.01	6.02
Expected volatility	93.44 - 111.21%	87.02 - 91.24%
Risk-free interest rate	4.14%	3.01%
Expected dividend yield	0%	0%

Summary of Restricted Stock Activity
The following table summarizes restricted stock activity:

Number of Shares
Unvested restricted common stock as of January 1, 2024	35,494
Granted	—
Vested	(13,929)
Forfeited	—

Unvested restricted common stock as of March 31, 2024	21,565

The following table summarizes restricted stock activity:

Number of Shares
Unvested restricted common stock as of January 1, 2023	312,826
Granted	—
Vested	(277,332)
Forfeited	—

Unvested restricted common stock as of December 31, 2023	35,494

Summary of Stock Based Compensation Expense Regarding its Employees and Nonemployees
The Company recorded stock-based compensation expense regarding its employees and nonemployees as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
General and administrative	$193	$174
Research and development	128	101

	$321	$275

The Company recorded stock-based compensation expense regarding its employees and nonemployees as follows (in thousands):

	Year Ended December 31,
	2023	2022
General and administrative	$705	$738
Research and development	416	381

	$1,121	$1,119